13. SEGMENT FINANCIAL INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Segment Reporting, Finance Charges Earned		$ 213,000	$ 200,400	$ 172,700
Segment Reporting, Insurance Income		40,100	41,700	37,100
Segment Reporting, Other Income		5,200	6,000	5,700
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		258,300	248,100	215,500
Operating Costs and Expenses
Segment Reporting, Interest Cost		21,600	19,700	14,000
Segment Reporting, Provision for Loan Losses		45,500	49,700	38,600
Segment Reporting, Depreciation		3,400	3,400	3,200
Segment Reporting, Other Expenses		97,800	96,100	88,500
Segment Reporting, Total Expenses		168,300	168,900	144,300
Segment Reporting, Profit		90,000	79,200	71,200
Assets
Segment Reporting, Net Receivables		758,800	697,400	610,000
Segment Reporting, Cash		3,900	2,300	2,600
Segment Reporting, Net fixed assets		8,400	9,100	7,900
Segment Reporting, Other assets		33,600	31,600	600
Segment Reporting Information, Net Assets		804,700	740,400	621,100
Segment Reconciliation, Total revenues from reportable segments		258,300	248,100	215,500
Segment Reconciliation, Corporate finance charges earned not allocated to segments		100	100	100
Corporate investment income earned not allocated to segments		6,900	7,400	7,200
Segment Reconciliation, Timing difference of insurance income allocation to segments		97	7,700	7,200
Segment Reconciliation, Other revenues not allocated to segments		2,000	0	100
Segment Reconciliation, Consolidated Revenues	[1]	275,200	263,300	230,100
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments		90,000	79,200	71,200
Segment Reconciliation, Corporate earnings not allocated		16,800	15,200	14,500
Segment Reconciliation, Corporate expenses not allocated		(87,500)	(77,300)	(65,200)
Segment Reconciliation, Consolidated Income Before Income Taxes		19,300	17,100	20,500
Segment Reconciliation, Total assets for reportable segments		804,700	740,400	621,100
Segment Reconciliation, Loans held at corporate level		2,200	2,400	2,400
Segment Reconciliation, Unearned insurance at corporate levelvel		(33,800)	(31,600)	(27,300)
Segment Reconciliation, Allowance for loan losses at corporate level		(66,300)	(53,000)	(43,000)
Segment Reconciliation, Cash and cash equivalents held at corporate level		63,800	56,100	11,400
Segment Reconciliation, Investment securities at corporate level		221,400	204,900	213,000
Segment Reconciliation, Fixed assets at corporate level		5,100	6,300	7,500
Segment Reconciliation, Other assets at corporate level		16,600	13,700	11,300
Segment Reconciliation, Consolidated Assets		1,013,700	939,200	796,400
Division I
Revenues
Segment Reporting, Finance Charges Earned		33,400	32,300	26,200
Segment Reporting, Insurance Income		4,800	5,300	4,400
Segment Reporting, Other Income		100	100	100
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		38,300	37,700	30,700
Operating Costs and Expenses
Segment Reporting, Interest Cost		3,000	2,800	1,900
Segment Reporting, Provision for Loan Losses		8,500	8,400	5,400
Segment Reporting, Depreciation		400	500	500
Segment Reporting, Other Expenses		13,500	13,300	12,600
Segment Reporting, Total Expenses		25,400	25,000	20,400
Segment Reporting, Profit		12,900	12,700	10,300
Assets
Segment Reporting, Net Receivables		102,600	100,300	85,000
Segment Reporting, Cash		500	200	300
Segment Reporting, Net fixed assets		700	1,000	1,000
Segment Reporting, Other assets		3,200	3,500	0
Segment Reporting Information, Net Assets		107,000	105,000	86,300
Division II
Revenues
Segment Reporting, Finance Charges Earned		28,600	29,000	26,300
Segment Reporting, Insurance Income		6,700	6,800	6,000
Segment Reporting, Other Income		800	1,100	1,000
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		36,100	36,900	33,300
Operating Costs and Expenses
Segment Reporting, Interest Cost		3,100	3,000	2,200
Segment Reporting, Provision for Loan Losses		4,700	6,100	4,900
Segment Reporting, Depreciation		400	400	500
Segment Reporting, Other Expenses		12,800	12,800	12,200
Segment Reporting, Total Expenses		21,000	22,300	19,800
Segment Reporting, Profit		15,100	14,600	13,500
Assets
Segment Reporting, Net Receivables		106,200	103,100	95,300
Segment Reporting, Cash		500	300	400
Segment Reporting, Net fixed assets		800	1,000	1,100
Segment Reporting, Other assets		4,600	4,800	0
Segment Reporting Information, Net Assets		112,100	109,200	96,800
Division III
Revenues
Segment Reporting, Finance Charges Earned		30,300	26,900	24,500
Segment Reporting, Insurance Income		8,300	8,100	7,600
Segment Reporting, Other Income		1,000	1,000	1,100
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		39,600	36,000	33,200
Operating Costs and Expenses
Segment Reporting, Interest Cost		3,200	2,800	2,100
Segment Reporting, Provision for Loan Losses		6,000	5,900	5,400
Segment Reporting, Depreciation		300	300	300
Segment Reporting, Other Expenses		12,900	12,500	12,000
Segment Reporting, Total Expenses		22,400	21,500	19,800
Segment Reporting, Profit		17,200	14,500	13,400
Assets
Segment Reporting, Net Receivables		111,300	99,400	88,200
Segment Reporting, Cash		700	400	400
Segment Reporting, Net fixed assets		900	700	700
Segment Reporting, Other assets		4,300	3,400	100
Segment Reporting Information, Net Assets		117,200	103,900	89,400
Division IV
Revenues
Segment Reporting, Finance Charges Earned		34,000	32,400	29,700
Segment Reporting, Insurance Income		4,200	4,400	4,200
Segment Reporting, Other Income		1,100	1,100	1,000
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		39,300	37,900	34,900
Operating Costs and Expenses
Segment Reporting, Interest Cost		3,600	3,300	2,500
Segment Reporting, Provision for Loan Losses		6,600	8,200	7,100
Segment Reporting, Depreciation		500	500	500
Segment Reporting, Other Expenses		14,300	14,200	13,200
Segment Reporting, Total Expenses		25,000	26,200	23,300
Segment Reporting, Profit		14,300	11,700	11,600
Assets
Segment Reporting, Net Receivables		128,900	116,400	105,400
Segment Reporting, Cash		600	400	400
Segment Reporting, Net fixed assets		1,400	1,400	1,400
Segment Reporting, Other assets		5,700	5,400	200
Segment Reporting Information, Net Assets		136,600	123,600	107,400
Division V
Revenues
Segment Reporting, Finance Charges Earned		21,500	19,000	17,000
Segment Reporting, Insurance Income		3,800	3,500	3,200
Segment Reporting, Other Income		600	700	600
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		25,900	23,200	20,800
Operating Costs and Expenses
Segment Reporting, Interest Cost		2,000	1,800	1,300
Segment Reporting, Provision for Loan Losses		4,400	5,000	3,800
Segment Reporting, Depreciation		500	400	300
Segment Reporting, Other Expenses		10,400	10,300	9,500
Segment Reporting, Total Expenses		17,300	17,500	14,900
Segment Reporting, Profit		8,600	5,700	5,900
Assets
Segment Reporting, Net Receivables		71,300	63,200	55,000
Segment Reporting, Cash		500	300	300
Segment Reporting, Net fixed assets		1,600	1,600	900
Segment Reporting, Other assets		3,700	3,200	100
Segment Reporting Information, Net Assets		77,100	68,300	56,300
Division VII
Revenues
Segment Reporting, Finance Charges Earned		21,500	18,800	13,100
Segment Reporting, Insurance Income		3,200	3,200	2,500
Segment Reporting, Other Income		500	500	400
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		25,200	22,500	16,000
Operating Costs and Expenses
Segment Reporting, Interest Cost		2,200	1,800	1,100
Segment Reporting, Provision for Loan Losses		5,900	5,900	3,800
Segment Reporting, Depreciation		500	400	300
Segment Reporting, Other Expenses		10,200	9,800	8,200
Segment Reporting, Total Expenses		18,800	17,900	13,400
Segment Reporting, Profit		6,400	4,600	2,600
Assets
Segment Reporting, Net Receivables		76,500	67,800	53,800
Segment Reporting, Cash		300	200	200
Segment Reporting, Net fixed assets		1,200	1,400	1,000
Segment Reporting, Other assets		4,300	3,700	0
Segment Reporting Information, Net Assets		82,300	73,100	55,000
Division VIII
Revenues
Segment Reporting, Finance Charges Earned		17,200	15,900	13,000
Segment Reporting, Insurance Income		3,800	3,700	3,000
Segment Reporting, Other Income		400	500	500
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		21,400	20,100	16,500
Operating Costs and Expenses
Segment Reporting, Interest Cost		1,700	1,500	1,000
Segment Reporting, Provision for Loan Losses		4,500	4,100	3,100
Segment Reporting, Depreciation		300	400	300
Segment Reporting, Other Expenses		10,600	10,100	8,800
Segment Reporting, Total Expenses		17,100	16,100	13,200
Segment Reporting, Profit		4,300	4,000	3,300
Assets
Segment Reporting, Net Receivables		64,700	54,800	44,400
Segment Reporting, Cash		400	200	300
Segment Reporting, Net fixed assets		900	900	700
Segment Reporting, Other assets		3,300	3,200	100
Segment Reporting Information, Net Assets		69,300	59,100	45,500
Division IX
Revenues
Segment Reporting, Finance Charges Earned		26,500	26,100	22,900
Segment Reporting, Insurance Income		5,300	6,700	6,200
Segment Reporting, Other Income		700	1,000	1,000
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		32,500	33,800	30,100
Operating Costs and Expenses
Segment Reporting, Interest Cost		2,800	2,700	1,900
Segment Reporting, Provision for Loan Losses		4,900	6,100	5,100
Segment Reporting, Depreciation		500	500	500
Segment Reporting, Other Expenses		13,100	13,100	12,000
Segment Reporting, Total Expenses		21,300	22,400	19,500
Segment Reporting, Profit		11,200	11,400	10,600
Assets
Segment Reporting, Net Receivables		97,300	92,400	82,900
Segment Reporting, Cash		400	300	300
Segment Reporting, Net fixed assets		900	1,100	1,100
Segment Reporting, Other assets		4,500	4,400	100
Segment Reporting Information, Net Assets		$ 103,100	$ 98,200	$ 84,400

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.